UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Margret Duvall, President and Principal Executive Officer

NT Alpha Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	JUNE 30, 2012 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 82.8%
Commodity Trading Advisor – 3.0%
(Cost $11,501,000)
BlueTrend Fund, L.P.	$13,937,000
Convertible Bond Arbitrage – 0.0%
(Cost $123,000)
Investcorp Interlachen Multi-Strategy Fund, LLC*	129,000
Distressed – 5.2%
(Cost $23,231,000)
Knighthead Domestic Fund	15,778,000
Strategic Value Restructuring Fund, L.P.	8,260,000
24,038,000
Emerging Markets – 4.5%
(Cost $20,060,000)
Amiya Global Fund, L.P. – B	10,181,000
Discovery Global Opportunity Partners, L.P.	10,327,000
Hermitage Global Partners, L.P.*	39,000
20,547,000
Equity Market Neutral – 3.6%
(Cost $14,166,000)
Laurion Capital, L.P.	16,512,000
Event Driven – 5.5%
(Cost $25,500,000)
Archer Capital Fund, L.P.	14,021,000
Corvex Partners, L.P.	10,975,000
24,996,000
Fixed Income Arbitrage – 2.9%
(Cost $11,320,000)
Nephila Catastrophe Fund, L.P.	4,647,000
Triton Fund, L.P.	8,534,000
Triton Q1 2011 Recovery Fund, L.P.*	237,000
13,418,000
Global Macro – 0.9%
(Cost $4,295,000)
Balestra Capital Partners, L.P.	4,261,000
Long/Short Equity – 6.7%
(Cost $29,500,000)
Dorsal Capital Partners, L.P.	15,815,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 82.8% – continued
Long/Short Equity – 6.7% continued
Lakewood Capital Partners, L.P.	$15,042,000
30,857,000
Non-U.S. Equity Hedge – 12.2%
(Cost $48,364,000)
EB Asia Absolute Ltd	9,967,000
Pelham Long/Short Fund, L.P.	13,700,000
TT Mid Cap Europe Long/Short Alpha Fund Limited	15,358,000
Zebedee Focus Fund Limited	16,873,000
55,898,000
Relative Value – 12.5%
(Cost $53,476,000)
Alphadyne Investment Strategies Partners, L.P.	15,590,000
Brevan Howard Limited	15,767,000
Hutchin Hill Capital Domestic Fund, L.P.	11,410,000
North Pole Offshore	14,605,000
57,372,000
Sector Hedge – 5.8%
(Cost $24,000,000)
Camber Capital Fund, L.P.	15,488,000
Oceanic Hedge Fund	11,273,000
26,761,000
Special Situations – 10.3%
(Cost $39,098,000)
JHL Capital Fund, LLC	14,936,000
Mak One Fund, L.P.	15,852,000
Senator Global Opportunity Fund, L.P.	16,409,000
47,197,000
Statistical Arbitrage – 2.7%
(Cost $10,197,000)
BlueMatrix, L.P.	12,141,000
U.S. Equity Hedge – 7.0%
(Cost $26,437,000)
Bluefin Investors, L.P.	15,573,000
CCM SPV II, LLC*	15,000
Cobalt Partners, L.P.	6,038,000
Harvest Small Cap Partners, L.P.	10,367,000
31,993,000
Total Sub-Funds
(Cost $341,268,000)	$380,057,000

QUARTERLY REPORT	1	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 0.6%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	2,641,000	$2,641,000
Total Cash Equivalent
(Cost $2,641,000)		$2,641,000
TOTAL INVESTMENTS – 83.4%
(Cost $343,909,000)		$382,698,000
Other Assets less Liabilities – 16.6%		76,213,000
NET ASSETS – 100.0%		$458,911,000

(1) Investment in affiliated Portfolio. The Northern Trust Company of Connecticut is the investment manager of the Fund. Northern Trust Investments, Inc. is an investment adviser to the Northern Institutional Funds - Diversified Assets Portfolio. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc. are both indirect subsidiaries of Northern Trust Corporation.

(2) At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $19,633,000 with net sales of approximately $16,992,000 during the period ended June 30, 2012.

* During the current period, a portion of the underlying investments’ value in these Sub-Funds was held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.1% of the Fund’s net assets are in side pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At June 30, 2012, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Commodity Trading Advisor	3.0%
Convertible Bond Arbitrage	0.0
Distressed	5.2
Emerging Markets	4.5
Equity Market Neutral	3.6
Event Driven	5.5
Fixed Income Arbitrage	2.9
Global Macro	0.9
Long/Short Equity	6.7
Non-U.S. Equity Hedge	12.2
Relative Value	12.5
Sector Hedge	5.8
Special Situations	10.3
Statistical Arbitrage	2.7

STRATEGY WEIGHTINGS	PERCENTAGE
U.S. Equity Hedge	7.0%
Cash Equivalent and Other Assets Less Liabilities	17.2
Total	100.0%

At June 30, 2012, the NT Alpha Strategies Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 19.4%	$79,335,000	$89,232,000
United States – 63.4%	261,933,000	290,825,000
Total		$380,057,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain investments at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those investments may have the ability to be fully redeemed at the net asset value in the “near term.”

Level 3 – Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain investments at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those investments may have the ability to suspend redemptions or implement other restrictions on liquidity, such as side-pockets or lock-up periods that are greater than the “near term.”

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fund’s investments, which are carried at fair value, as of June 30, 2012. The strategy classifications listed below are unaudited.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Commodity Trading Advisor	$-	$13,937	$-	$13,937
Convertible Bond Arbitrage	-	-	129	129
Distressed	-	8,260	15,778	24,038
Emerging Markets	-	20,508	39	20,547
Equity Market Neutral	-	16,512	-	16,512
Event Driven	-	24,996	-	24,996
Fixed Income Arbitrage	-	13,181	237	13,418
Global Macro	-	4,261	-	4,261
Long/Short Equity	-	30,857	-	30,857
Non-U.S. Equity Hedge	-	55,898	-	55,898
Relative Value	-	57,372	-	57,372
Sector Hedge	-	26,761	-	26,761
Special Situations	-	32,261	14,936	47,197

NT ALPHA STRATEGIES FUND	2	QUARTERLY REPORT

JUNE 30, 2012 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Statistical Arbitrage	$-	$12,141	$-	$12,141
U.S. Equity Hedge	-	25,940	6,053	31,993
Cash Equivalent	2,641	-	-	2,641
Total	$2,641	$342,885	$37,172	$382,698

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012. The fair value of net transfers between Level 1 and Level 2 were measured using the fair values as of the end of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)*	BALANCE AS OF 6/30/12 (000S)
Sub-Funds
Convertible Bond Arbitrage	$127	$—	$—	$2	$—	$—	$—	$—	$—	$129
Distressed	26,742	—	—	49	—	—	—	—	(11,013)	15,778
Emerging Markets	39	—	—	—	—	—	—	—	—	39
Fixed Income Arbitrage	294	—	—	26	(1)	—	(82)	—	—	237
Special Situations	15,314	—	—	—	(378)	—	—	—	—	14,936
U.S. Equity Hedge	12,307	19	—	—	(273)	—	(6,000)	—	—	6,053
Total Investments	$54,823	$19	$—	$77	$(652)	$—	$(6,082)	$—	$(11,013)	$37,172

* The fair value of Transfers Out of Level 3 were measured using the fair value as of the end of the period. The Transfers out of Level 3 noted above were due to relief of lock-out period agreement of the underlying Sub-Funds between measurement dates.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at June 30, 2012 was approximately $(589,000).

At June 30, 2012, the estimated cost of investments for federal income tax purpose was $343,909,000. At June 30, 2012, accumulated net unrealized appreciation on investments was $38,789,000 consisting of $47,306,000 gross unrealized appreciation and $8,517,000 gross unrealized depreciation.

Valuation Process

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments in Sub-Funds at fair value. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the Fund’s Pricing Committee (“Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from Northern Trust Investments, Inc. (“NTI” or the “Administrator”) and from The Northern Trust Company of Connecticut (“NTCC” or the “Investment Manager“) as recommended to, and approved by, the Fund’s Board.

In determining the month end value of each Sub-Fund investment, the Pricing Committee considers the estimated net asset value (”NAV“) of such Sub-Fund investment provided to the Fund by the Sub-Fund, as well as any other considerations identified that may increase or decrease such estimated value. In addition, each Sub-Fund’s NAV’s are monitored in conformity with accounting principles generally accepted in the United States of America (“GAAP”) through monthly reviews of the values of the underlying investments in each Sub-Fund and through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider the factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events.

NTCC continually monitors markets and the investment managers of the Sub-Funds. NTCC is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

Sensitivity Analysis

The NAV of a Sub-Fund will increase or decrease based upon current financial market conditions, the Sub-Fund’s investment strategy and the performance of the underlying investments of the Sub-Fund.

QUARTERLY REPORT	3	NT ALPHA STRATEGIES FUND

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By:	/s/ Margret Duvall
Margret Duvall, President (Principal Executive Officer)

Date:	August 28, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Margret Duvall
Margret Duvall, President (Principal Executive Officer)
Date:	August 28, 2012

By:	/s/ Randal Rein
Randal Rein, Treasurer (Principal Financial and Accounting Officer)

Date:	August 28, 2012